Morgan Stanley European Equity Fund Inc. (Prospectus Summary): | Morgan Stanley European Equity Fund Inc.
MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Morgan Stanley January 14, 2013 Supplement SUPPLEMENT DATED JANUARY 14, 2013 TO THE PROSPECTUS OF MORGAN STANLEY EUROPEAN EQUITY FUND INC. Dated February 29, 2012
The following table replaces the "Shareholder Fees" table with respect to Class L shares only in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Shareholder Fees," effective February 25, 2013:
Shareholder Fees	Class L Morgan Stanley European Equity Fund Inc.
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	none
Redemption fee	2.00%

Effective February 25, 2013, the 12b-1 fee for the Class L shares of the Fund will be reduced from 1.00% to 0.75%. Accordingly, the following table replaces the "Annual Fund Operating Expenses" table with respect to Class L shares only in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses," effective February 25, 2013:
Annual Fund Operating Expenses		Class L Morgan Stanley European Equity Fund Inc.
Advisory Fee		0.87%
Distribution and Service (12b-1) Fees	[1]	0.75%
Other Expenses		0.37%
Total Annual Fund Operating Expenses		1.99%
[1]	The Board of Directors approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund’s Class L shares from 1.00% to 0.75% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and Service (12b-1) Fees shown in the table above have been restated to reflect such change.

The following tables replace the "Example" tables with respect to Class L shares only in the section of the Prospectus entitled "Fund Summary—Example:"
If You SOLD Your Shares:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class L Morgan Stanley European Equity Fund Inc.	202	624	1,073	2,317

If You HELD Your Shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class L Morgan Stanley European Equity Fund Inc.	202	624	1,073	2,317

Additionally, all references elsewhere in the Prospectus to a 12b-1 fee of 1.00% for Class L shares will be replaced with 0.75%.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.